DISCOUNTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations Tables
Schedule of reclassification of assets, liabilities, revenue and expenses under "Discontinued Operations"
The financial results of the disposed business lines are set out below.	For the years ended December 31, 2015

Net revenues	$166,843
Cost of revenues	(126,745)

Gross profit	40,098

Operating expenses	(13,239)

Income from operations	26,859

Gain from disposal of 75% equity interest in AM Advertising	244,164
Interest income	298
Other income, net	1,293
Income on equity method investments	265

Net income before income tax	272,879
Income taxes benefit/(expense)	(51,696)

Income from discontinued operations attributable to owners of the Company	$221,183

Details of related party transactions for the years ended December 31, 2014 and 2015 were as follows:

Concession cost purchased from:

		For the years ended December 31
Name of related parties	Relationship	2014	2015
Guangxi Dingyuan (1)	Equity method investee	$233	$1,107
Qingdao AM (2)	Equity method investee	-	1,230
		$233	$2,337

Loan to a related party:

		For the years ended December 31
Name of related parties	Relationship	2014	2015
AM Jiaming (3)	Equity method investee	$1,612	$-
		$1,612	$-

Equity transaction with a related party:

		For the years ended December 31
Name of related parties	Relationship	2014	2015
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") (4)	Invested by management of the Group	$-	$8,605
Dingsheng Ruizhi (5)	Invested by management of the Group	322	-
		$322	$8,605

(1)	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $1,107 for the years ended December 31, 2015.

(2)	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.

(3)
In May 2014 and June 2014, the Group provided two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group.

(4)
In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.

(5)	In June 2014, AM Advertising sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322.